SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of December 31,
	2022	2021	2020
Cash and cash equivalents	111,121	126,698	232,304
Long term restricted cash	600	-	-
Cash, cash equivalents and restricted cash	111,721	126,698	232,304

Schedule of Estimated Useful Lives of Fixed Assets
Years

Electronic equipment	3-7
Office furniture and equipment	3-17
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Schedule of Estimated Useful Lives of the Intangible Assets
Weighted Average Useful Life (Years)
Technology	3-9
Customer relationships	10-13

Schedule of Weighted Average Assumptions used in Determining Fair Market Value of Options
	2 0 2 1	2 0 2 0
Risk-free interest rate	0.89%	0.38%
Expected term of options	4.97 years	5.08 years
Expected volatility	39.02%	36.61%
Expected dividend yield	0%	0%